UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-6411

Exact name of registrant as specified in charter:
Delaware Investments Municipal Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: August 31

Date of reporting period: August 31, 2006

Item 1. Reports to Stockholders

The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the DELAWARE TAX FREE FLORIDA INSURED FUND of the Registrant, information on which is included in the following shareholder reports


Annual Report                                     Delaware Tax-Free Florida
                                                  Insured Fund

                                                  Delaware Tax-Free New York
                                                  Fund

                                                  August 31, 2006










                                                  Fixed income mutual funds






[DELAWARE INVESTMENTS LOGO]                       [LOGO] POWERED BY RESEARCH(R)

Table of contents

> Portfolio management review .................................................1

> Performance summaries .......................................................6

> Disclosure of Fund expenses ................................................10

> Sector allocation and credit rating breakdown ..............................11

> Statements of net assets ...................................................13

> Statements of assets and liabilities .......................................18

> Statements of operations ...................................................19

> Statements of changes in net assets ........................................20

> Financial highlights .......................................................21

> Notes to financial statements ..............................................27

> Report of independent registered public accounting firm ....................33

> Other Fund information .....................................................34

> Board of trustees/directors and officers addendum ..........................36

> About the organization .....................................................38










    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Portfolio management review


Delaware Tax-Free Florida Insured / Tax-Free New York Funds

August 31, 2006


Joe Baxter

Robert Collins

Portfolio co-managers

The managers of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund provided the answers to the questions below as a review of the Funds' activities for the fiscal year ended August 31, 2006.

Q: What was the investment environment for the Delaware Investments municipal bond mutual funds during the fiscal year ended August 31, 2006?

A: Higher gasoline prices, rising short-term interest rates, and ongoing uneasiness about changes in the housing market generally caused concerns in the capital markets and weighed on many investors' outlook for the U.S. economy during our fiscal year. However, the U.S. economy continued its expansion throughout the year, recovering somewhat from a period of slower growth that occurred just after the August and September 2005 hurricanes. Property and casualty insurers held steady, providing a solid source of capital for the tax-exempt debt arena as the year progressed. To summarize, we generally viewed the national-level municipal bond market to be sound over the fiscal year, despite challenges.

During most of the fiscal year, the U.S. Federal Reserve (Fed) continued to raise interest rates. After gradually moving the target for the Fed fund rates from 3.50% to 5.25%, the Fed finally paused a long string of increases at its August 2006 meeting. A key tool in the Fed's monetary policy, the Fed funds rate reflects the percentage of interest that banks charge to lend money to each other overnight. Through the rate increases, the Fed endeavored to moderate the pace of economic activity and head off inflation.

Earlier in 2006, the interest rate environment was such that the Treasury yield curve began to flatten, which means that the difference between short- and long-term bond yields grew smaller across the spectrum of maturities. This "flattening" was generally present throughout the second half of the fiscal year. In this type of environment, bonds with intermediate maturities - those in the three- to seven-year range - tend to underperform.

Low interest rates provided many issuers with refinancing opportunities early in the fiscal year, but new bond issuances dropped off significantly beginning in 2006 because more and more municipal bond issuers had already taken the opportunity to refinance bonds. For instance, through August, the pace of new issuances year-to-date had retreated 15% versus the same period one year earlier (source: Thomson Financial).

Comparing tax-exempt and taxable holdings, municipal bond yields began the fiscal year at nearly the same level as Treasuries (98%). By period end, however, that gap had widened to 87%, which reflected the greater decline in the value of Treasury bonds versus their municipal peers (source: Thomson Financial).

Q: What other market-related events influenced performance of the funds?

A: Credit quality among bond issuers remained strong or improved during the fiscal year, generally contributing to demand for lower-rated securities.

In the fiscal period's later stages, we saw more bonds coming to market that we believed to be of increased risk. Also of note, non-traditional buyers (those more interested in the relative valuation of the asset class than the tax-advantaged status of municipal bonds) continued to make their presence felt. These changes influenced trading patterns in the market and presented a new challenge to both mutual fund managers and individual investors.

Q: How did the Funds perform relative to their benchmark indices and peer groups?

A: Delaware Tax-Free Florida Insured Fund returned 2.78% at net asset value and -1.81% at maximum offer price (both figures represent Class A shares with distributions reinvested) for the fiscal year ended August 31, 2006. The Fund's performance benchmark, the Lehman Brothers Municipal Bond Index, returned 3.03%. The Fund's peer group, as measured by the Lipper Insured

Portfolio management review


Delaware Tax-Free Florida Insured / Tax-Free New York Funds


Municipal Debt Funds Average, returned 2.14% (source: Lipper). For the complete, annualized performance of Delaware Tax-Free Florida Insured Fund, please see the table on page 6.

Delaware Tax-Free New York Fund returned 2.90% at net asset value and -1.70% at maximum offer price (both figures represent Class A shares with distributions reinvested) for the fiscal year ended August 31, 2006. The Fund's performance benchmark, the Lehman Brothers Municipal Bond Index, returned 3.03%. The Fund's peer group, as measured by the Lipper New York Municipal Debt Funds Average, returned 2.65% (source: Lipper). For the complete, annualized performance of Delaware Tax-Free New York Fund, please see the table on page 8.

Q: How did the market environment affect your approach to municipal bond investing at large?

A: In the current interest rate environment, our approach to municipal bond markets at times dictated that we retain current holdings and ultimately our strategy resulted in limited transactions. During much of the year, we preferred to seek our objective by holding legacy bonds - securities purchased in prior fiscal periods - and depending on the attractive bond yields that already existed within our portfolio of investments.

Generally speaking, it became increasingly difficult in the prevailing interest rate environment to identify bonds in the market that were more attractive than the holdings in our portfolio. Frequently during the year, we opted to focus our resources on monitoring the credit of legacy bonds.

Overall, we followed our bottom-up investment style, which is based on security-by-security analysis and a free exchange of information among the various members of a deep team that includes portfolio managers, credit analysts, and traders.

Q: What local factors may have influenced the municipal bond markets in Florida and New York?

A: Municipal bond issuance nationally declined by -14.6% during the 12-month period ended June 30, 2006, due in large part to rising interest rates. By comparison, the rate for Florida over that period climbed 30.6% to a total of $13.7 billion. The Florida Citizens Property Insurance Corporation and Florida Hurricane Catastrophe Fund helped Florida displace New York as the nation's third-largest bond issuer during that time period. Municipal bond issuance in New York decreased 32.7% during the same period to $13.5 billion, but New York remained the fourth largest issuer of the states in 2006 (source: The Bond Buyer).

Despite a crippling hurricane season in 2005 and Florida's reliance on tourism, the state's economy has continued to grow. Job growth remained robust (source:
Nelson A. Rockefeller State Revenue Report #64). Through July 2006, the state's 3.3% unemployment rate remained low when compared to the national unemployment rate of 4.8% (source: U.S. Department of Labor). High population growth has given strength to the state's economy but has also put pressure on government services for education, corrections, transportation, health, and human services (source: Moody's).

With the close of fiscal year 2005, Florida's General Fund totaled $6.6 billion, and its Budget Stabilization Fund was $999 million (source: Moody's). For the first eight months of fiscal year 2006, tax revenues were up 11%. Roughly 70% of that increase was a result of sales and user-tax assessments (source: Nelson A. Rockefeller State Revenue Report #64).

On April 26, 2006, the state intangibles tax, a duty on stocks and bonds that affects some of Florida's wealthiest, was voted out by the state legislature. Annual tax savings are predicted to be $161 million for an estimated 300,000 taxpayers. The $74 billion fiscal 2007 budget provides for $298 million in tax cuts and sets aside $6.4 billion in reserves. The state has conservatively forecasted net general revenue growth of 1.6% in 2007 compared to a historical average of 9.8% (source: Moody's).

New York's economy has experienced a moderate recovery, strengthened by improving conditions in New York City, its suburbs, and the Hudson Valley region. Data collected by the U.S. Department of Labor statistics through March 2006 showed the national averages for job gains and rates of unemployment slightly outpaced those in New York.

During the New York state 2005 fiscal year, net tax receipts rose 4.7%, despite a -4.9% decline in sales tax revenues. Assessments against personal income were major contributors to the growth. Revenues from personal income, constituting roughly 58% of total tax inflows, grew by 5.3% (source: Nelson A. Rockefeller State Revenue Report #64).

The state's General Fund balance totaled $13.5 billion in 2006. The spending plan on an all-funds basis for the 2006-2007 budget totals $110.6 billion, an increase of approximately 6% over the previous year. Although the 2006-2007 budget is balanced, it calls for a significant increase in debt. It is also dependent on a growing level of resources that may not be available in the future (source: State of New York Comptroller 2006-2007 Budget Analysis).

Q: What specific factors or decisions influenced performance in Delaware Tax-Free Florida Insured Fund during the fiscal year?

A: Despite a high level of refinancing activity in the market, we believed that many of the Fund's legacy bonds would not be called, and we decided to hold them for their relatively attractive yields.

This strategy did have the effect of shortening the Fund's average duration, which is a measure of a bond or a bond fund's sensitivity to changes in interest rates. Longer duration values indicate greater interest rate sensitivity, and shorter durations generally limit a bond fund's volatility and total return potential.

Nonetheless, some bonds held in the portfolio were called during the fiscal year. For example, multi-family housing bonds (housing revenue bonds) made up the most heavily weighted sector of the Fund at the close of the prior fiscal year. That exposure moved lower as some bonds were called.

In keeping with our long-term commitment to holding a high-quality portfolio of investments, we again generally avoided the tobacco industry bonds that have so greatly influenced performance in our markets in recent years, as we believe the sector has an elevated risk for litigation. We also remained significantly underweighted versus the benchmark index in bonds backed by airline corporation revenues. Both stances generally were not beneficial to Fund performance when compared to the benchmark and many of our peer funds, as the airline and tobacco industries performed well on a total return basis.

During the 12-month span, it seemed that investors tended to seek the added yield and total return potential of lower-quality bonds, and thus securities with ratings further down the credit spectrum generally outperformed. At times, the margin of outperformance between two adjacent credit ratings was significant.

At fiscal year end, approximately 83% of net assets were allocated to bonds rated AAA. While the Fund's allocation to securities with A ratings fell slightly, our exposure to bonds of BBB rating grew. The reason for this shift could be found in the Fund's 10% exposure to bonds issued by Puerto Rico, which weakened when Puerto Rico faced budgetary troubles during the period.

Q: What specific factors or decisions influenced performance in Delaware Tax-Free New York Fund during the fiscal year?

A: Despite a high level of refinancing activity in the market, we believed that many of the Fund's legacy bonds would not be called, and decided to hold them for their relatively attractive yields.

In keeping with our long-term commitment to holding a high-quality portfolio of investments, we again generally avoided the tobacco industry bonds that have so greatly influenced performance in our markets in recent years, as we believe the sector has an elevated risk for litigation.

Portfolio management review


Delaware Tax-Free Florida Insured / Tax-Free New York Funds


We also remained significantly underweighted versus the benchmark index in bonds backed by airline corporation revenues. Both stances generally were not beneficial to Fund performance when compared to the benchmark and many of our peer funds, as those two sectors did perform well on a total return basis.

During the 12-month span, it seemed that investors tended to seek the added yield and total return potential of lower-quality bonds, and thus securities with ratings further down the credit spectrum generally outperformed. At times, the margin of outperformance between two adjacent credit ratings was significant.

Over the course of the fiscal year, we increased our exposure to bonds assigned BBB ratings, adding positions in water bonds and securities issued by New York City. Higher up the credit quality ladder, we slightly increased the Fund's allocation to securities rated AAA. We also added to a position in AA-rated NYC bonds just before their August 31, 2006 credit-quality upgrade.

We maintained a steady exposure to insured bonds over the 12 months, at roughly 23% of Fund net assets, while the allocation to securities issued by Puerto Rico ran at approximately 10%.

Performance summary


Delaware Tax-Free Florida Insured Fund


The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than the original cost. A rise or fall in interest rates can have a significant impact on bond prices and the NAV (net asset value) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. Funds that invest in bonds may lose value as interest rates rise and an investor can lose principal. The Delaware Tax-Free Florida Insured Fund prospectus contains this and other important information about the Fund. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site. Read the prospectus carefully before you invest or send money.

Fund Performance

Average annual total returns
Through August 31, 2006            1 year     5 years     10 years     Lifetime
________________________________________________________________________________

Class A (Est. 1/1/92)
Excluding sales charge             +2.78%      +4.54%      +5.49%       +6.00%
Including sales charge             -1.81%      +3.58%      +5.01%       +5.66%
________________________________________________________________________________

Class B (Est. 3/11/94)
Excluding sales charge             +2.11%      +3.78%      +4.87%       +4.93%
Including sales charge             -1.82%      +3.52%      +4.87%       +4.93%
________________________________________________________________________________

Class C (Est. 9/29/97)*
Excluding sales charge             +2.10%      +3.76%           -       +4.12%
Including sales charge             +1.12%      +3.76%           -       +4.12%
________________________________________________________________________________

*Class C shares were sold and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Florida Insured Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

Fund basics

As of August 31, 2006


________________________________________________________________________________

Fund objective
________________________________________________________________________________

The Fund seeks as high a level of current income exempt from federal income tax and from Florida state personal income tax as is consistent with preservation of capital.

________________________________________________________________________________

Total Fund net assets
________________________________________________________________________________

$101 million

________________________________________________________________________________

Number of holdings
________________________________________________________________________________

62

________________________________________________________________________________

Fund start date
________________________________________________________________________________

January 1, 1992

________________________________________________________________________________

Your Fund managers
________________________________________________________________________________

Joseph R. Baxter joined Delaware Investments in 1999. Formerly, he held investment positions with First Union. He heads the firm's municipal bond department and is responsible for setting the department's investment strategy. He is also co-portfolio manager of the firm's municipal bond funds and several client accounts. Joe Baxter received a bachelor's degree in finance and marketing from LaSalle University.

Robert F. Collins, CFA, joined Delaware Investments in 2004. Formerly, he spent five years as a co-manager of the municipal portfolio management group, where he oversaw the tax-exempt investments of high net worth and institutional accounts. Before that, Robert F. Collins headed the municipal fixed income team at Wilmington Trust. He earned a bachelor's degree in economics from Ursinus College.


________________________________________________________________________________

                                   Nasdaq symbols               CUSIPs
________________________________________________________________________________

Class A                            VFLIX                        24610R102
Class B                            DVDBX                        24610R300
Class C                            DVDCX                        24610R706


[PERFORMANCE OF $10,000 INVESTMENT LINE GRAPH]


Chart assumes $10,000 invested on August 31, 1996 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

The performance graph does not reflect the deduction of taxes the shareholder may pay on Fund distributions or redemption of Fund shares. An expense limitation was in effect for all classes of the Delaware Tax-Free Florida Insured Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect. Past performance is not a guarantee of future results.


                                                               (continues)     7

Performance summary


Delaware Tax-Free New York Fund


The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than the original cost. A rise or fall in interest rates can have a significant impact on bond prices and the NAV (net asset value) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or by visiting www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. Funds that invest in bonds may lose value as interest rates rise and an investor can lose principal. The Delaware Tax-Free New York Fund prospectus contains this and other important information about the Fund. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site. Read the prospectus carefully before you invest or send money.


Fund Performance

Average annual total returns
Through August 31, 2006            1 year     5 years     10 years     Lifetime
________________________________________________________________________________

Class A (Est. 11/6/87)
Excluding sales charge             +2.90%      +5.05%      +5.17%       +6.30%
Including sales charge             -1.70%      +4.08%      +4.69%       +6.04%
________________________________________________________________________________

Class B (Est. 11/14/94)
Excluding sales charge             +2.23%      +4.28%      +4.55%       +4.96%
Including sales charge             -1.72%      +4.02%      +4.55%       +4.96%
________________________________________________________________________________

Class C (Est. 4/26/95)
Excluding sales charge             +2.23%      +4.28%      +4.40%       +4.30%
Including sales charge             +1.25%      +4.28%      +4.40%       +4.30%
________________________________________________________________________________

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free New York Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

Fund basics

As of August 31, 2006

________________________________________________________________________________

Fund objective
________________________________________________________________________________

The Fund seeks as high a level of current income exempt from federal income tax and from New York state personal income tax as is consistent with preservation of capital.

________________________________________________________________________________

Total Fund net assets
________________________________________________________________________________

$18 million

________________________________________________________________________________

Number of holdings
________________________________________________________________________________

42

________________________________________________________________________________

Fund start date
________________________________________________________________________________

November 6, 1987

________________________________________________________________________________

Your Fund managers
________________________________________________________________________________

Joseph R. Baxter joined Delaware Investments in 1999. Formerly, he held investment positions with First Union. He heads the firm's municipal bond department and is responsible for setting the department's investment strategy. He is also co-portfolio manager of the firm's municipal bond funds and several client accounts. Joe Baxter received a bachelor's degree in finance and marketing from LaSalle University.

Robert F. Collins, CFA, joined Delaware Investments in 2004. Formerly, he spent five years as a co-manager of the municipal portfolio management group, where he oversaw the tax-exempt investments of high net worth and institutional accounts. Before that, Robert F. Collins headed the municipal fixed income team at Wilmington Trust. He earned a bachelor's degree in economics from Ursinus College.

________________________________________________________________________________

                                Nasdaq symbols                 CUSIPs
________________________________________________________________________________

Class A                         FTNYX                          928928274
Class B                         DVTNX                          928928266
Class C                         DVFNX                          928928258


[PERFORMANCE OF $10,000 INVESTMENT LINE GRAPH]


Chart assumes $10,000 invested on August 31, 1996 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

The performance graph does not reflect the deduction of taxes the shareholder may pay on Fund distributions or redemption of Fund shares. An expense limitation was in effect for all classes of the Delaware Tax-Free New York Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect. Past performance is not a guarantee of future results.

Disclosure of Fund expenses


For the period March 1, 2006 to August 31, 2006


As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2006 to August 31, 2006.


Actual Expenses


The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes


The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund's actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Delaware Tax-Free Florida Insured Fund
Expense Analysis of an Investment of $1,000

                                                                       Expenses
                       Beginning         Ending                      Paid During
                        Account          Account      Annualized       Period
                         Value            Value        Expense        3/1/06 to
                        3/1/06           8/31/06        Ratios         8/31/06
________________________________________________________________________________

Actual fund return

Class A                $1,000.00        $1,018.20        0.86%          $4.37
Class B                 1,000.00         1,015.20        1.61%           8.18
Class C                 1,000.00         1,014.30        1.61%           8.17
________________________________________________________________________________

Hypothetical 5% return (5% return before expenses)

Class A                $1,000.00        $1,020.87        0.86%          $4.38
Class B                 1,000.00         1,017.09        1.61%           8.19
Class C                 1,000.00         1,017.09        1.61%           8.19
________________________________________________________________________________

Delaware Tax-Free New York Fund
Expense Analysis of an Investment of $1,000

                                                                       Expenses
                       Beginning          Ending                     Paid During
                        Account           Account      Annualized      Period
                         Value             Value        Expense       3/1/06 to
                        3/1/06            8/31/06        Ratios        8/31/06
________________________________________________________________________________

Actual fund return

Class A                $1,000.00        $1,019.00        0.65%          $3.31
Class B                 1,000.00         1,015.20        1.40%           7.11
Class C                 1,000.00         1,015.30        1.40%           7.11
________________________________________________________________________________

Hypothetical 5% return (5% return before expenses)

Class A                $1,000.00        $1,021.93        0.65%          $3.31
Class B                 1,000.00         1,018.15        1.40%           7.12
Class C                 1,000.00         1,018.15        1.40%           7.12
________________________________________________________________________________

Sector allocation and credit rating breakdown


Delaware Tax-Free Florida Insured Fund

As of August 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.


                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Municipal Bonds                                                       96.21%

Education Revenue Bonds                                                5.28%

Electric Revenue Bonds                                                 3.29%

Health Care Revenue Bonds                                             16.60%

Housing Revenue Bonds                                                 13.35%

Lease Revenue Bonds                                                   10.19%

Local General Obligation Bonds                                         4.26%

Pre-Refunded Bonds                                                    20.47%

Special Tax Bonds                                                     13.07%

State General Obligation Bonds                                         2.85%

Transportation Revenue Bonds                                           3.68%

Water & Sewer Revenue Bonds                                            3.17%
________________________________________________________________________________

Total Market Value of Securities                                      96.21%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        3.79%
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Credit Rating Breakdown
(as a % of fixed income investments)
________________________________________________________________________________

AAA                                                                   83.63%

AA                                                                     5.82%

A                                                                      5.90%

BBB                                                                    4.65%
________________________________________________________________________________

Total                                                                100.00%
________________________________________________________________________________


                                                              (continues)     11

Delaware Tax-Free New York Fund

As of August 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.


                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Municipal Bonds                                                       99.37%

Corporate Revenue Bonds                                                8.14%

Education Revenue Bonds                                               12.22%

Electric Revenue Bonds                                                 8.51%

Health Care Revenue Bonds                                             14.83%

Lease Revenue Bonds                                                   13.65%

Local General Obligation Bonds                                         7.41%

Pre-Refunded Bonds                                                    11.70%

Special Tax Bonds                                                      5.80%

State General Obligation Bonds                                         1.44%

Transportation Revenue Bonds                                          11.41%

Water & Sewer Revenue Bonds                                            4.26%
________________________________________________________________________________

Total Market Value of Securities                                      99.37%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        0.63%
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Credit Rating Breakdown
(as a % of fixed income investments)
________________________________________________________________________________

AAA                                                                  28.56%

AA                                                                   23.05%

A                                                                    20.24%

BBB                                                                  25.18%

BB                                                                    2.97%
________________________________________________________________________________

Total                                                               100.00%
________________________________________________________________________________

Statements of net assets


Delaware Tax-Free Florida Insured Fund

August 31, 2006

                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds - 96.21%
________________________________________________________________________________

Education Revenue Bonds - 5.28%
     Broward County Educational
          Facilities Authority Revenue
          (Nova Southeastern University)
          5.25% 4/1/27 (RADIAN)                   $1,000,000          $1,042,890
     Miami-Dade County Educational
          Facilities Authority (University of
          Miami) Series A 5.75% 4/1/29
          (AMBAC)                                  2,000,000           2,145,520
     University of Central Florida
          Athletics Association Certificates
          of Participation Series A
          5.25% 10/1/34 (FGIC)                     2,000,000           2,121,500
                                                                    ____________

                                                                       5,309,910
                                                                    ____________

Electric Revenue Bonds - 3.29%
     Florida State Municipal Power Agency
          Revenue (Stanton II Project)
          5.00% 10/1/26 (AMBAC)                    2,000,000           2,082,320
     Ocala Utility System Revenue Series B
          5.25% 10/1/25 (FGIC)                     1,125,000           1,225,373
                                                                    ____________

                                                                       3,307,693
                                                                    ____________

Health Care Revenue Bonds - 16.60%
     Escambia County Health Facilities
          Authority (Florida Health Care
          Facilities - VHA Program)
          5.95% 7/1/20 (AMBAC)                       560,000             586,466
     Highlands County Health Facilities
          Authority (Adventist Health
          System) Series C
          5.25% 11/15/36                           1,000,000           1,054,480
     Indian River County Hospital District
          (Indian River Memorial Hospital)
          6.10% 10/1/18 (FSA)                      3,000,000           3,065,580
     Jacksonville Economic Development
          Community Health Care
          Facilities Revenue (Mayo Clinic)
          5.00% 11/15/36                           1,000,000           1,040,100
     Miami-Dade County Public Facilities
          Revenue (Jackson Health
          Systems) Series A 5.00% 6/1/35
          (MBIA)                                   1,500,000           1,567,455
     North Miami Health Facilities
          Authority (Catholic Health
          Services) (LOC Suntrust Bank-
          Miami) 6.00% 8/15/16                       500,000             510,635
     Orange County Health Facilities
          Authority Revenue (Adventist
          Health System)
          5.625% 11/15/32                          1,000,000           1,073,170
     Palm Beach County Health Facilities
          Authority Revenue (Boca Raton
          Community Hospital)
          5.625% 12/1/31                           2,000,000           2,094,060
     South Broward Hospital District
          Revenue (Memorial Health Care
          System) 5.625% 5/1/32                    3,000,000           3,206,580
     Tallahassee Health Facilities
          (Tallahassee Memorial Regional
          Medical Center) Series B
          6.00% 12/1/15 (MBIA)                     2,500,000           2,504,350
                                                                    ____________

                                                                      16,702,876
                                                                    ____________

Housing Revenue Bonds - 13.35%
     Florida Housing Finance Agency
          (Crossings Indian Run
               Apartments HUD) Series V
               6.10% 12/1/26
               (AMBAC) (AMT)                         750,000             766,898
          (Landings at Sea Forest
               Apartments) Series T
               5.85% 12/1/18 (AMBAC)
                    (FHA) (AMT)                      380,000             388,212
               6.05% 12/1/36 (AMBAC)
                    (FHA) (AMT)                      700,000             715,064
          (Leigh Meadows Apartments
               Section 8 HUD) Series N
               6.20% 9/1/26 (AMBAC) (AMT)          2,765,000           2,822,732
               6.30% 9/1/36 (AMBAC) (AMT)          2,000,000           2,041,680
          (Riverfront Apartments Section 8
               HUD) Series A 6.25% 4/1/37
               (AMBAC) (AMT)                       1,000,000           1,026,800
          (Spinnaker Cove Apartments)
               Series G 6.50% 7/1/36
               (AMBAC) (FHA) (AMT)                   500,000             510,490
          (The Vineyards Project) Series H
               6.40% 11/1/15                         500,000             511,105
          (Woodbridge Apartments) Series
               L 6.15% 12/1/26
               (AMBAC) (AMT)                       1,750,000           1,789,603
               6.25% 6/1/36
                    (AMBAC) (AMT)                  2,000,000           2,045,040
     Orange County Housing Finance
          Authority Homeowner Revenue
          Series B 5.25% 3/1/33 (GNMA)
          (FNMA) (AMT)                               295,000             301,463
     Volusia County Multifamily Housing
          Finance Authority (San Marco
          Apartments) Series A
          5.60% 1/1/44 (FSA) (AMT)                   500,000             514,850
                                                                    ____________

                                                                      13,433,937
                                                                    ____________

Lease Revenue Bonds - 10.19%
     Florida Municipal Loan Council
          Revenue Series B 5.00% 11/1/29
          (MBIA)                                   1,000,000           1,051,350
     Lake County School Board Series A
          5.00% 6/1/30 (AMBAC)                     1,750,000           1,828,698

Statements of net assets


Delaware Tax-Free Florida Insured Fund

                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds (continued)
________________________________________________________________________________

Lease Revenue Bonds (continued)
     Osceola County School Board
          Series A 5.25% 6/1/27 (AMBAC)           $4,000,000          $4,251,199
     Pasco County School Board
          Series A 5.00% 8/1/30 (AMBAC)            1,000,000           1,049,470
     Puerto Rico Public Buildings
          Authority Revenue (Government
          Facilities) Series F 5.25% 7/1/25          930,000           1,023,521
     St. Augustine Capital Improvement
          Revenue 5.00% 10/1/34
          (AMBAC)                                  1,000,000           1,045,940
                                                                    ____________

                                                                      10,250,178
                                                                    ____________

Local General Obligation Bonds - 4.26%
     Enterprise Community
          Development District Special
          Assessment 6.10% 5/1/16
          (MBIA)                                     695,000             696,383
     Hollywood Community
          Redevelopment Agency
          5.625% 3/1/24                            1,200,000           1,278,840
     Julington Creek Plantation
          Community Development
          District Special Assessment
          5.00% 5/1/29 (MBIA)                        200,000             207,852
     Port St. Lucie 5.00% 7/1/35 (MBIA)            2,000,000           2,106,260
                                                                    ____________

                                                                       4,289,335
                                                                    ____________

$ Pre-Refunded Bonds - 20.47%
     Florida Housing Finance Agency
          (Mariner Club Apartments)
               Series K-1
               6.25% 9/1/26-07
                    (AMBAC) (AMT)                    300,000             309,138
               6.375% 9/1/36-07
                    (AMBAC) (AMT)                    525,000             541,312
          (Sterling Palms Apartments)
               Series D-1
               6.30% 12/1/16-06
                    (AMBAC) (AMT)                    895,000             917,831
               6.40% 12/1/26-06
                    (AMBAC) (AMT)                  1,500,000           1,538,625
               6.50% 6/1/36-06
                    (AMBAC) (AMT)                  6,540,000           6,710,040
     Highlands County Health Facilities
          Authority (Adventist Health
          System/Sunbelt) Series A
          6.00% 11/15/31-11                        1,500,000           1,674,300
     Jacksonville Port Authority Seaport
          Revenue 5.70% 11/1/30-10
          (MBIA) (AMT)                               205,000             219,606
     Lee County Airport Revenue
          Series B 5.75% 10/1/33-10 (FSA)          3,000,000           3,271,710
     Puerto Rico Commonwealth
          Highway & Transportation
          Authority Revenue Series D
          5.25% 7/1/38-12                          3,000,000           3,250,830
     Tampa Utilities Tax Revenue Series A
          6.00% 10/1/17-09 (AMBAC)                 1,000,000           1,079,130
          6.125% 10/1/18-09 (AMBAC)                1,000,000           1,082,600
                                                                    ____________

                                                                      20,595,122
                                                                    ____________

Special Tax Bonds - 13.07%
     Florida State Board of Education
          (Lottery Revenue) Series A
          6.00% 7/1/14 (FGIC)                      1,000,000           1,091,440
     Jacksonville Excise Taxes Revenue
          Series B
          5.00% 10/1/26 (AMBAC)                    1,000,000           1,039,530
          5.125% 10/1/32 (FGIC)                    1,000,000           1,053,560
   & Palm Beach County Criminal Justice
          Facilities Revenue Inverse Floater
          7.77% 6/1/12 (FGIC)                      7,500,000           9,117,150
   ^ Puerto Rico Commonwealth
          Infrastructure Financing
          Authority Series A
          4.60% 7/1/30 (FGIC)                      2,500,000             846,075
                                                                    ____________

                                                                      13,147,755
                                                                    ____________

State General Obligation Bonds - 2.85%
     Puerto Rico Commonwealth Public
          Improvement Series A
          5.50% 7/1/19 (MBIA)                      2,500,000           2,872,050
                                                                    ____________

                                                                       2,872,050
                                                                    ____________

Transportation Revenue Bonds - 3.68%
     Jacksonville Port Authority Seaport
          Revenue 5.70% 11/1/30 (MBIA)
          (AMT)                                      295,000             313,904
     Miami-Dade County Aviation
          Revenue (Miami International
          Airport) Series B 5.00% 10/1/37
          (FGIC)                                   1,000,000           1,042,480
     Miami-Dade County Aviation
          Revenue Series A
          5.00% 10/1/33 (FSA) (AMT)                  500,000             513,290
     Puerto Rico Commonwealth
          Highway & Transportation
          Authority Revenue
          Series G 5.00% 7/1/42                      800,000             812,528
          Series K 5.00% 7/1/35                    1,000,000           1,023,240
                                                                    ____________

                                                                       3,705,442
                                                                    ____________

Water & Sewer Revenue Bonds - 3.17%
     Tampa Water and Sewer Revenue
          6.00% 10/1/16 (FSA)                      1,000,000           1,176,850
     Village Center Community
          Development District Utility
          Revenue 5.00% 10/1/36 (MBIA)               500,000             519,685
     Winter Haven Utilities Systems
          Revenue Refunding &
          Improvement 5.00% 10/1/30
          (MBIA)                                   1,415,000           1,491,509
                                                                    ____________

                                                                       3,188,044
                                                                    ____________

Total Municipal Bonds

     (cost $92,057,261)                                               96,802,342
                                                                    ____________

________________________________________________________________________________

________________________________________________________________________________

Total Market Value of Securities - 96.21%

     (cost $92,057,261)                                            $ 96,802,342

Receivables and Other Assets
     Net of Liabilities - 3.79%                                       3,810,852
                                                                   _____________

Net Assets Applicable to 9,029,447
     Shares Outstanding - 100.00%                                  $100,613,194
                                                                   _____________

Net Asset Value - Delaware Tax-Free Florida Insured
     Fund A Class ($92,726,424 / 8,321,991 Shares)                       $11.14
                                                                         _______
Net Asset Value - Delaware Tax-Free Florida Insured
     Fund B Class ($4,323,253 / 387,828 Shares)                          $11.15
                                                                         _______
Net Asset Value - Delaware Tax-Free Florida Insured
     Fund C Class ($3,563,517 / 319,628 Shares)                          $11.15
                                                                         _______

Components of Net Assets at August 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                             $96,385,804
Accumulated net realized loss on investments                           (517,691)
Net unrealized appreciation of investments                            4,745,081
                                                                   _____________

Total net assets                                                   $100,613,194
                                                                   _____________


$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.
  Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."

& An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2006. See Note 8 in "Notes to Financial Statements."

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
HUD - Housing and Urban Development
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VHA - Veterans Health Administration


Net Asset Value and Offering Price per Share -
     Delaware Tax-Free Florida Insured Fund

Net asset value Class A (A)                              $11.14
Sales charge (4.50% of offering price) (B)                 0.52
                                                         ______

Offering price                                           $11.66
                                                         ______



(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes


                                                                  (continues) 15

Statements of net assets


Delaware Tax-Free New York Fund

August 31, 2006

                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds - 99.37%
________________________________________________________________________________

Corporate Revenue Bonds - 8.14%
     New York City Industrial
          Development Agency (Brooklyn
          Navy Yard Cogen Partners)
          5.75% 10/1/36 (AMT)                       $450,000          $  453,861
     New York State Energy Research &
          Development Authority Pollution
          Control Revenue (Central
          Hudson Gas) Series A
          5.45% 8/1/27 (AMBAC)                       500,000             527,295
     Suffolk County Industrial
          Development Agency Revenue
          (Keyspan-Port Jefferson Energy
          Center) 5.25% 6/1/27 (AMT)                 500,000             519,670
                                                                      __________

                                                                       1,500,826
                                                                      __________

Education Revenue Bonds - 12.22%
     Amherst Industrial Development
          Agency Civic Facilities Revenue
          (UBF Faculty Student Housing)
          Series A 5.75% 8/1/30
          (AMBAC)                                    200,000             217,742
     Cattaraugus County Industrial
          Development Agency
          Civic Faculty Revenue (St.
          Bonaventure University Project)
          Series A 5.10% 5/1/31                      250,000             253,008
     Dutchess County Industrial
          Development Agency (Marist
          College) 5.00% 7/1/20                      500,000             518,555
     New York State Dormitory
          Authority Revenue
          (Columbia University) Series A
               5.00% 7/1/23                          500,000             527,010
          (Pratt Institute) 6.00% 7/1/20
               (RADIAN)                              500,000             536,980
          (State University) Series B
               7.50% 5/15/11                         180,000             200,354
                                                                      __________

                                                                       2,253,649
                                                                      __________

Electric Revenue Bonds - 8.51%
     Long Island Power Authority New
          York Electric Systems Revenue
          Series B 5.00% 12/1/35                     400,000             417,060
     Puerto Rico Electric Power Authority
          Power Revenue
          Series II 5.25% 7/1/31                     500,000             523,465
          Series NN 5.125% 7/1/29                    600,000             630,090
                                                                      __________

                                                                       1,570,615
                                                                      __________

Health Care Revenue Bonds - 14.83%
     East Rochester Housing Authority
          Revenue Refunding (Senior
          Living -Woodland Village
          Project) 5.50% 8/1/33                      200,000             202,872
     New York State Dormitory
          Authority Revenue
          (Chapel Oaks) LOC Allied Irish
               Bank 5.45% 7/1/26                     450,000             467,514
          (Mental Health) Series D
               5.90% 2/15/12                          25,000              25,721
          (Millard Fillmore Hospital)
               5.375% 2/1/32 (AMBAC)
               (FHA)                                 450,000             464,072
          (North Shore Long Island Jewish
               Group Project) 5.50% 5/1/33           500,000             532,785
          (Winthrop South Nassau Hospital)
               Series B 5.50% 7/1/23                 500,000             528,950
     Suffolk County Industrial
          Development Agency
          Continuing Care Retirement
          Community Refunding
          (Jeffersons Ferry Project)
          5.00% 11/1/28                              500,000             513,000
                                                                      __________

                                                                       2,734,914
                                                                      __________

Lease Revenue Bonds - 13.65%
     Albany Industrial Development
          Agency Civic Facility Revenue
          (Charitable Leadership Project)
          Series A 5.75% 7/1/26                      500,000             518,950
     Battery Park City Authority Revenue
          Series A 5.00% 11/1/26                     500,000             526,560
     New York City Industrial
          Development Agency Civic
          Facility Revenue (American
          National Red Cross Project)
          5.00% 2/1/36 (AMBAC)                       500,000             525,860
     New York City Industrial
          Development Revenue
          (Queens Baseball Stadium
               Project - Pilot) 4.75% 1/1/42
               (AMBAC)                               200,000             203,010
          (Yankee Stadium Project - Pilot)
               4.75% 3/1/46 (MBIA)                   200,000             203,024
     Tobacco Settlement Financing
          Series B-1C 5.50% 6/1/21                   500,000             541,335
                                                                      __________

                                                                       2,518,739
                                                                      __________

Local General Obligation Bonds - 7.41%
     New York City
          Series C 5.375% 11/15/27                   310,000             318,311
          Series D 5.00% 11/1/34                     500,000             518,870
          Series J 5.25% 6/1/28                      500,000             529,490
                                                                      __________

                                                                       1,366,671
                                                                      __________

$ Pre-Refunded Bonds - 11.70%
     Metropolitan Transportation
          Authority Dedicated Tax Series A
          6.125% 4/1/17-10 (FGIC)                  1,000,000           1,086,589
     New York City Series C
          5.375% 11/15/27-07                         140,000             144,483
     New York State Dormitory
          Authority Lease (Court Facilities)
          Series A 5.375% 5/15/21-13                 500,000             550,865

                                                  Principal            Market
                                                   Amount              Value
_______________________________________________________________________________

Municipal Bonds (continued)
_______________________________________________________________________________

Pre-Refunded Bonds (continued)
     New York State Dormitory
          Authority Revenue
          (Mental Health) Series D
               5.90% 2/15/12-07                     $225,000         $  231,874
          (State University) Series B
               7.50% 5/15/11-09                      130,000            144,997
                                                                    ___________

                                                                      2,158,808
                                                                    ___________

Special Tax Bonds - 5.80%
     New York State Sales Tax Asset
          Receivables Series A
          5.25% 10/15/27 (AMBAC)                     500,000            540,255
     Schenectady Metroplex
          Development Authority Revenue
          Series A 5.375% 12/15/21                   500,000            529,170
                                                                    ___________

                                                                      1,069,425
                                                                    ___________

State General Obligation Bonds - 1.44%
     Puerto Rico Commonwealth
          Series B 5.25% 7/1/32                      250,000            264,853
                                                                    ___________

                                                                        264,853
                                                                    ___________

Transportation Revenue Bonds - 11.41%
     Albany Parking Authority Revenue
          Series A 5.625% 7/15/25                    500,000            532,540
     New York City Industrial
          Development Agency (JFK Airis
          Project A) 5.50% 7/1/28 (AMT)              500,000            514,405
     Onondaga County Industrial
          Development Authority Revenue
          Subordinated (Air Cargo Project)
          7.25% 1/1/32 (AMT)                         500,000            543,180
     Puerto Rico Commonwealth
          Highway & Transportation
          Authority Revenue Series Y
          5.50% 7/1/36                               475,000            514,539
                                                                    ___________

                                                                      2,104,664
                                                                    ___________

Water & Sewer Revenue Bonds - 4.26%
     New York City Municipal Water
          Finance Authority Water &
          Sewer System Revenue
          Series A 5.125% 6/15/34                    500,000            524,565
          Series B 5.00% 6/15/36                     250,000            261,505
                                                                    ___________

                                                                        786,070
                                                                    ___________

Total Municipal Bonds

     (cost $17,422,657)                                              18,329,234
                                                                    ___________

Total Market Value of Securities - 99.37%

     (cost $17,422,657)                                             $18,329,234

Receivables and Other Assets
     Net of Liabilities - 0.63%                                         115,647
                                                                    ___________

Net Assets Applicable to 1,749,052
     Shares Outstanding - 100.00%                                   $18,444,881
                                                                    ___________

Net Asset Value - Delaware Tax-Free New York Fund
     Class A ($13,519,533/1,281,294 Shares)                              $10.55
                                                                         ______

Net Asset Value - Delaware Tax-Free New York Fund
     Class B ($2,857,756/271,384 Shares)                                 $10.53
                                                                         ______

Net Asset Value - Delaware Tax-Free New York Fund
     Class C ($2,067,592/196,374 Shares)                                 $10.53
                                                                         ______

Components of Net Assets at August 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                             $17,766,839
Distributions in excess of net investment income                           (655)
Accumulated net realized loss on investments                           (227,880)
Net unrealized appreciation of investments                              906,577
                                                                    ___________

Total net assets                                                    $18,444,881
                                                                    ___________


$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.
  Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share -
     Delaware Tax-Free New York Fund

Net asset value Class A (A)                              $10.55
Sales charge (4.50% of offering price) (B)                 0.50
                                                         ______

Offering price                                           $11.05
                                                         ______


(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of assets and liabilities


August 31, 2006

                                                                                        Delaware Tax-Free         Delaware Tax-Free
                                                                                       Florida Insured Fund         New York Fund
Assets:

     Investments at market                                                                 $ 96,802,342              $18,329,234
     Interest receivable                                                                      1,751,492                  208,751
     Receivable for securities sold                                                           4,768,500                        -
                                                                                           ____________              ___________

     Total assets                                                                           103,322,334               18,537,985
                                                                                           ____________              ___________

Liabilities:

     Cash overdraft                                                                             384,874                   24,637
     Payable for securities purchased                                                         2,082,740                        -
     Liquidations payable                                                                        23,243                   23,335
     Distributions payable                                                                      109,827                   18,854
     Due to manager and affiliates                                                               76,803                   11,113
     Other accrued expenses                                                                      31,653                   15,165
                                                                                           ____________              ___________

     Total liabilities                                                                        2,709,140                   93,104
                                                                                           ____________              ___________


Total Net Assets                                                                           $100,613,194              $18,444,881
                                                                                           ____________              ___________


Investments at cost                                                                        $ 92,057,261              $17,422,657


See accompanying notes

Statements of operations


Year Ended August 31, 2006

                                                                                                           Delaware
                                                                                                           Tax-Free       Delaware
                                                                                                           Florida        Tax-Free
                                                                                                           Insured        New York
                                                                                                            Fund            Fund

Investment Income:

     Interest                                                                                             $5,490,926      $869,089
                                                                                                          __________      ________

Expenses:

     Management fees                                                                                         517,389        97,031
     Distribution expenses - Class A                                                                         238,110        33,575
     Distribution expenses - Class B                                                                          48,204        28,468
     Distribution expenses - Class C                                                                          34,317        13,428
     Dividend disbursing and transfer agent fees and expenses                                                 69,194        14,461
     Accounting and administration expenses                                                                   41,391         7,057
     Legal and professional fees                                                                              32,454        13,862
     Reports and statements to shareholders                                                                   18,863         3,282
     Custodian fees                                                                                            4,266         1,744
     Trustees' fees                                                                                            5,874         1,003
     Pricing fees                                                                                              1,943         1,134
     Insurance fees                                                                                            2,573           534
     Taxes (other than taxes on income)                                                                          467            66
     Registration fees                                                                                        18,017         7,263
     Other                                                                                                     5,381         1,723
                                                                                                          __________      ________

                                                                                                           1,038,443       224,631
     Less expenses absorbed or waived                                                                        (78,757)      (76,894)
     Less expenses paid indirectly                                                                            (2,975)       (1,514)
                                                                                                          __________      ________

     Total operating expenses                                                                                956,711       146,223
                                                                                                          __________      ________

Net Investment Income                                                                                      4,534,215       722,866
                                                                                                          __________      ________

Net Realized and Unrealized Gain (Loss) on Investments:

     Net realized gain (loss) on investments                                                                 172,566        (4,673)
     Net change in unrealized depreciation of investments                                                 (1,964,445)     (211,649)
                                                                                                          __________      ________

Net Realized and Unrealized Loss on Investments                                                           (1,791,879)     (216,322)
                                                                                                          __________      ________

Net Increase in Net Assets Resulting from Operations                                                      $2,742,336      $506,544
                                                                                                          __________      ________


See accompanying notes

Statements of changes in net assets


                                                                                 Delaware Tax-Free            Delaware Tax-Free
                                                                                Florida Insured Fund            New York Fund
                                                                                    Year Ended                   Year Ended
                                                                                8/31/06       8/31/05       8/31/06       8/31/05

Increase in Net Assets from Operations:

     Net investment income                                                   $  4,534,215  $  4,400,282  $    722,866  $    685,440
     Net realized gain (loss) on investments                                      172,566       332,797        (4,673)       73,048
     Net change in unrealized appreciation/depreciation of investments         (1,964,445)      426,912      (211,649)      267,666
                                                                             ____________  ____________  ____________  ____________

     Net increase in net assets resulting from operations                       2,742,336     5,159,991       506,544     1,026,154
                                                                             ____________  ____________  ____________  ____________

Dividends and Distributions to Shareholders from:

     Net investment income:
          Class A                                                              (4,229,857)   (4,136,398)     (574,553)     (519,496)
          Class B                                                                (177,726)     (195,487)     (100,697)     (105,732)
          Class C                                                                (126,632)      (68,397)      (47,616)      (60,212)
                                                                             ____________  ____________  ____________  ____________

                                                                               (4,534,215)   (4,400,282)     (722,866)     (685,440)
                                                                             ____________  ____________  ____________  ____________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                               7,210,250     8,716,486     2,071,330     1,917,681
          Class B                                                                 176,391       392,192       333,088       388,800
          Class C                                                                 945,183       339,297     1,263,939       449,842

     Net assets from reorganization (1):
          Class A                                                                       -    10,617,811             -             -
          Class B                                                                       -     2,665,962             -             -
          Class C                                                                       -     2,237,525             -             -

     Net asset value of shares issued upon reinvestment
        of dividends and distributions:
          Class A                                                               2,113,643     1,690,235       402,764       374,723
          Class B                                                                  57,358        49,113        42,018        48,934
          Class C                                                                  69,024        34,037        39,921        20,784
                                                                             ____________  ____________  ____________  ____________

                                                                               10,571,849    26,742,658     4,153,060     3,200,764
                                                                             ____________  ____________  ____________  ____________

     Cost of shares repurchased:
          Class A                                                             (13,278,168)  (10,965,231)   (1,930,227)     (921,789)
          Class B                                                              (1,350,630)   (2,629,629)     (500,844)     (335,650)
          Class C                                                                (706,793)     (419,581)     (122,713)   (1,931,944)
                                                                             ____________  ____________  ____________  ____________

                                                                              (15,335,591)  (14,014,441)   (2,553,784)   (3,189,383)
                                                                             ____________  ____________  ____________  ____________

Increase (decrease) in net assets derived from capital share transactions      (4,763,742)   12,728,217     1,599,276        11,381
                                                                             ____________  ____________  ____________  ____________

Net Increase (Decrease) in Net Assets:                                         (6,555,621)   13,487,926     1,382,954       352,095

Net Assets:

     Beginning of Year                                                        107,168,815    93,680,889    17,061,927    16,709,832
                                                                             ____________  ____________  ____________  ____________

     End of Year                                                             $100,613,194  $107,168,815  $ 18,444,881  $ 17,061,927
                                                                             ____________  ____________  ____________  ____________

     (Distributions in excess of net investment income)                      $          -  $          -  $       (655) $       (655)
                                                                             ____________  ____________  ____________  ____________


(1) See Note 6 in "Notes to Financial Statements."


See accompanying notes


Financial highlights


Delaware Tax-Free Florida Insured Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      8/31/06       8/31/05      8/31/04      8/31/03      8/31/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $11.330       $11.250      $11.110      $11.330      $11.230

Income (loss) from investment operations:

Net investment income                                                   0.494         0.507        0.533        0.523        0.532
Net realized and unrealized gain (loss) on investments                 (0.190)        0.080        0.140       (0.220)       0.100
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.304         0.587        0.673        0.303        0.632
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.494)       (0.507)      (0.533)      (0.523)      (0.532)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.494)       (0.507)      (0.533)      (0.523)      (0.532)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $11.140       $11.330      $11.250      $11.110      $11.330
                                                                      _______       _______      _______      _______      _______


Total Return (1)                                                        2.78%         5.32%        6.15%        2.68%        5.83%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                               $92,726       $98,326      $87,591      $95,951     $105,773
Ratio of expenses to average net assets                                 0.86%         0.88%        0.90%        0.90%        0.90%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           0.94%         0.98%        0.94%        0.94%        0.99%
Ratio of net investment income to average net assets                    4.44%         4.48%        4.72%        4.60%        4.80%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           4.36%         4.38%        4.68%        4.56%        4.71%
Portfolio turnover                                                         7%           17%           3%          26%          46%
___________________________________________________________________________________________________________________________________

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes



                                                              (continues)     21

Financial highlights


Delaware Tax-Free Florida Insured Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      8/31/06       8/31/05      8/31/04      8/31/03      8/31/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $11.330       $11.260      $11.120      $11.330      $11.230

Income (loss) from investment operations:

Net investment income                                                   0.411         0.422        0.448        0.437        0.445
Net realized and unrealized gain (loss) on investments                 (0.180)        0.070        0.140       (0.210)       0.100
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.231         0.492        0.588        0.227        0.545
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.411)       (0.422)      (0.448)      (0.437)      (0.445)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.411)       (0.422)      (0.448)      (0.437)      (0.445)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $11.150       $11.330      $11.260      $11.120      $11.330
                                                                      _______       _______      _______      _______      _______


Total Return (1)                                                        2.11%         4.45%        5.36%        2.00%        5.01%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                $4,323        $5,532       $5,002       $5,800       $5,223
Ratio of expenses to average net assets                                 1.61%         1.63%        1.65%        1.65%        1.65%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.69%         1.73%        1.69%        1.69%        1.74%
Ratio of net investment income to average net assets                    3.69%         3.74%        3.97%        3.85%        4.05%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           3.61%         3.64%        3.93%        3.81%        3.96%
Portfolio turnover                                                         7%           17%           3%          26%          46%
___________________________________________________________________________________________________________________________________

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Delaware Tax-Free Florida Insured Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      8/31/06       8/31/05      8/31/04      8/31/03      8/31/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $11.330       $11.260      $11.120      $11.330      $11.240

Income (loss) from investment operations:

Net investment income                                                   0.410         0.422        0.448        0.437        0.447
Net realized and unrealized gain (loss) on investments                 (0.180)        0.070        0.140       (0.210)       0.090
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.230         0.492        0.588        0.227        0.537
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.410)       (0.422)      (0.448)      (0.437)      (0.447)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.410)       (0.422)      (0.448)      (0.437)      (0.447)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $11.150       $11.330      $11.260      $11.120      $11.330
                                                                      _______       _______      _______      _______      _______


Total Return (1)                                                        2.10%         4.45%        5.36%        2.00%        4.93%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                $3,564        $3,311       $1,088         $846         $560
Ratio of expenses to average net assets                                 1.61%         1.63%        1.65%        1.65%        1.65%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.69%         1.73%        1.69%        1.69%        1.74%
Ratio of net investment income to average net assets                    3.69%         3.74%        3.97%        3.85%        4.05%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           3.61%         3.64%        3.93%        3.81%        3.96%
Portfolio turnover                                                         7%           17%           3%          26%          46%
___________________________________________________________________________________________________________________________________

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                              (continues)     23

Financial highlights


Delaware Tax-Free New York Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      8/31/06       8/31/05      8/31/04      8/31/03      8/31/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $10.700       $10.470      $10.220      $10.340      $10.350

Income (loss) from investment operations:

Net investment income                                                   0.449         0.453        0.479        0.484        0.503
Net realized and unrealized gain (loss) on investments                 (0.150)        0.230        0.250       (0.120)      (0.010)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.299         0.683        0.729        0.364        0.493
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.449)       (0.453)      (0.479)      (0.484)      (0.503)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.449)       (0.453)      (0.479)      (0.484)      (0.503)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $10.550       $10.700      $10.470      $10.220      $10.340
                                                                      _______       _______      _______      _______      _______


Total Return (1)                                                        2.90%         6.65%        7.26%        3.56%        4.98%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                               $13,519       $13,153      $11,523      $11,436       $9,490
Ratio of expenses to average net assets (2)                             0.65%         0.66%        0.50%        0.50%        0.50%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.09%         1.12%        1.02%        1.05%        1.15%
Ratio of net investment income to average net assets                    4.28%         4.29%        4.60%        4.65%        4.98%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           3.84%         3.83%        4.08%        4.10%        4.33%
Portfolio turnover                                                        20%           13%          26%          64%          43%
___________________________________________________________________________________________________________________________________

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange
    Commission rules, were 0.51%.

See accompanying notes


Delaware Tax-Free New York Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      8/31/06       8/31/05      8/31/04      8/31/03      8/31/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $10.670       $10.450      $10.200      $10.330      $10.330

Income (loss) from investment operations:

Net investment income                                                   0.370         0.374        0.401        0.406        0.426
Net realized and unrealized gain (loss) on investments                 (0.140)        0.220        0.250       (0.130)           -
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.230         0.594        0.651        0.276        0.426
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.370)       (0.374)      (0.401)      (0.406)      (0.426)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.370)       (0.374)      (0.401)      (0.406)      (0.426)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $10.530       $10.670      $10.450      $10.200      $10.330
                                                                      _______       _______      _______      _______      _______


Total Return (1)                                                        2.23%         5.77%        6.47%        2.69%        4.30%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                $2,858        $3,023       $2,858       $3,238       $3,352
Ratio of expenses to average net assets (2)                             1.40%         1.41%        1.25%        1.25%        1.25%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.84%         1.87%        1.77%        1.80%        1.90%
Ratio of net investment income to average net assets                    3.53%         3.54%        3.85%        3.90%        4.23%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           3.09%         3.08%        3.33%        3.35%        3.58%
Portfolio turnover                                                        20%           13%          26%          64%          43%
___________________________________________________________________________________________________________________________________

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange
    Commission rules, were 1.26%.

See accompanying notes



                                                              (continues)     25

Delaware Tax-Free New York Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      8/31/06       8/31/05      8/31/04      8/31/03      8/31/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $10.670       $10.450      $10.200      $10.320      $10.330

Income (loss) from investment operations:

Net investment income                                                   0.370         0.376        0.401        0.406        0.426
Net realized and unrealized gain (loss) on investments                 (0.140)        0.220        0.250       (0.120)      (0.010)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.230         0.596        0.651        0.286        0.416
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.370)       (0.376)      (0.401)      (0.406)      (0.426)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.370)       (0.376)      (0.401)      (0.406)      (0.426)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $10.530       $10.670      $10.450      $10.200      $10.320
                                                                      _______       _______      _______      _______      _______


Total Return (1)                                                        2.23%         5.80%        6.47%        2.79%        4.20%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                $2,068          $886       $2,329       $2,828       $1,115
Ratio of expenses to average net assets (2)                             1.40%         1.41%        1.25%        1.25%        1.25%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.84%         1.87%        1.77%        1.80%        1.90%
Ratio of net investment income to average net assets                    3.53%         3.54%        3.85%        3.90%        4.23%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           3.09%         3.08%        3.33%        3.35%        3.58%
Portfolio turnover                                                        20%           13%          26%          64%          43%
___________________________________________________________________________________________________________________________________

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange
    Commission rules, were 1.26%.

See accompanying notes


Notes to financial statements


Delaware Tax-Free Florida Insured / Tax-Free New York Funds

August 31, 2006


Voyageur Mutual Funds (the "Voyageur Trust") is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Delaware Investments Municipal Trust (the "Delaware Trust", and together with the Voyageur Trust, collectively, the "Trusts") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Florida Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund (each a "Fund" or, collectively, as the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of up to 1% if redeemed during the first two years, provided that, a financial advisor was paid commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund is to seek a high a level of current income exempt from federal income tax and the state personal income tax as is consistent with preservation of capital. Florida does not currently have a state personal income tax, but it does have an intangible personal property tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Funds' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Funds' financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments
(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."


                                                              (continues)     27

Notes to financial statements


Delaware Tax-Free Florida Insured / Tax-Free New York Funds


2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:


                                   Delaware Tax-Free     Delaware Tax-Free
                                 Florida Insured Fund      New York Fund
                                 ____________________    _________________

On the first $500 million               0.500%                 0.550%
On the next $500 million                0.475%                 0.500%
On the next $1.5 billion                0.450%                 0.450%
In excess of $2.5 billion               0.425%                 0.425%


DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below:

                                                            Delaware Tax-Free     Delaware Tax-Free
                                                           Florida Insured Fund     New York Fund
                                                           ____________________   _________________

The operating expense limitation as a percentage of
     average daily net assets (per annum)                          0.62%                 0.40%
Expiration date                                                  12/29/05              12/29/05
Effective December 30, 2005, operating expense limitation
     as a percentage of average daily net assets (per annum)       0.61%                 0.40%
Expiration date                                                  12/31/06              12/31/06


Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund's average daily net assets for accounting and administration services. Each Fund also pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At August 31, 2006, the Funds had liabilities payable to affiliates as follows:

                                                            Delaware Tax-Free     Delaware Tax-Free
                                                           Florida Insured Fund     New York Fund
                                                           ____________________   _________________

Investment Management fee payable to DMC                         $36,560               $1,401
Dividend disbursing, transfer agent fees, accounting and
     administration fees and other expenses payable to DSC         8,872                1,862
Distribution fees payable to DDLP                                 26,397                7,042
Other expenses payable to DMC and affiliates*                      4,974                  808

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Funds by DMC employees. For the year ended August 31, 2006, the Funds' were charged for internal legal services provided by DMC as follows:

                                                            Delaware Tax-Free     Delaware Tax-Free
                                                           Florida Insured Fund     New York Fund
                                                           ____________________   _________________

                                                                  $5,965               $1,007

For the year ended August 31, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:


                                                            Delaware Tax-Free     Delaware Tax-Free
                                                           Florida Insured Fund     New York Fund
                                                           ____________________   _________________

                                                                 $18,631               $5,568

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended August 31, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of Class A, Class B and Class C shares. The amounts were as follows:

                                                            Delaware Tax-Free     Delaware Tax-Free
                                                           Florida Insured Fund     New York Fund
                                                           ____________________   _________________

Class A                                                          $   46                $    -
Class B                                                           3,271                 1,204
Class C                                                             509                   130


Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                            Delaware Tax-Free     Delaware Tax-Free
                                                           Florida Insured Fund     New York Fund
                                                           ____________________   _________________

Purchases                                                      $ 6,735,815           $5,169,271
Sales                                                           13,620,088            3,467,042

At August 31, 2006 the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:


                                                            Delaware Tax-Free     Delaware Tax-Free
                                                           Florida Insured Fund     New York Fund
                                                           ____________________   _________________

Cost of investments                                            $92,057,261           $17,422,657
                                                               ___________           ___________

Aggregate unrealized appreciation                              $ 4,779,316           $   906,577
Aggregate unrealized depreciation                                  (34,235)                    -
                                                               ___________           ___________

Net unrealized appreciation                                    $ 4,745,081           $   906,577
                                                               ___________           ___________


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                            Delaware Tax-Free         Delaware Tax-Free
                                                           Florida Insured Fund         New York Fund
                                                         ________________________    ___________________

                                                                Year Ended               Year Ended

                                                           8/31/06      8/31/05       8/31/06   8/31/05
                                                           _______      _______       _______   _______

Tax-exempt income                                        $4,534,215    $4,400,282    $722,866   $685,440

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                            Delaware Tax-Free     Delaware Tax-Free
                                                           Florida Insured Fund     New York Fund
                                                           ____________________   _________________

Shares of beneficial interest                                  $ 96,385,804          $17,766,839
Other temporary differences                                               -                 (655)
Capital loss carryforwards                                         (517,691)            (216,360)
Post-October losses                                                       -              (11,520)
Unrealized appreciation of investments                            4,745,081              906,577
                                                               ____________          ___________

Net assets                                                     $100,613,194          $18,444,881
                                                               ____________          ___________

Post-October losses represent losses realized on investment transactions from November 1, 2005 through August 31, 2006, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.


                                                              (continues)     29

Notes to financial statements


Delaware Tax-Free Florida Insured / Tax-Free New York Funds



4. Dividend and Distribution Information (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund utilized $172,566 and $6,847, respectively, of capital loss carryforwards from prior years in 2006. Capital loss carryforward amounts remaining at August 31, 2006 expire as follows:

                                                            Delaware Tax-Free     Delaware Tax-Free
Year of Expiration                                         Florida Insured Fund     New York Fund
__________________                                         ____________________   _________________

2008                                                           $    517,691          $         -
2009                                                                      -              216,360
                                                               ____________          ___________

Total                                                          $    517,691          $   216,360
                                                               ____________          ___________

5. Capital Shares

Transactions in capital shares were as follows:

                                                            Delaware Tax-Free         Delaware Tax-Free
                                                           Florida Insured Fund         New York Fund
                                                         ________________________    ___________________

                                                                Year Ended               Year Ended

                                                           8/31/06      8/31/05       8/31/06   8/31/05
Shares sold:
     Class A                                                647,558       771,683     197,010    181,145
     Class B                                                 15,964        34,695      31,881     36,925
     Class C                                                 84,929        30,020     121,329     42,532

Shares issued from reorganization:
     Class A                                                      _       948,019           _          _
     Class B                                                      _       238,033           _
     Class C                                                      _       199,779           _          _

Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                                190,022       149,719      38,341     35,395
     Class B                                                  5,154         4,348       4,007      4,632
     Class C                                                  6,206         3,014       3,813      1,966
                                                         __________    __________     _______   ________

                                                            949,833     2,379,310     396,381    302,595
                                                         __________    __________     _______   ________

Shares repurchased:
     Class A                                             (1,195,082)     (973,048)   (183,809)   (87,166)
     Class B                                               (121,397)     (233,220)    (47,738)   (31,706)
     Class C                                                (63,645)      (37,307)    (11,772)  (184,316)
                                                         __________    __________     _______   ________

                                                         (1,380,124)   (1,243,575)   (243,319)  (303,188)
                                                         __________    __________     _______   ________

Net increase (decrease)                                    (430,291)    1,135,735     153,062       (593)
                                                         __________    __________     _______   ________


For the years ended August 31, 2006 and 2005, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.


                                                                                    Year Ended                 Year Ended
                                                                                      8/31/06                   8/31/05

                                                                    Class B    Class A               Class B    Class A
                                                                    shares     shares     Amount     shares     shares    Amount
                                                                    ______     ______     ______     ______     ______    ______

Delaware Tax-Free Florida Insured Fund                              48,081     48,107    $534,582    62,454     62,490   $703,111
Delaware Tax-Free New York Fund                                     17,055     17,007     178,750     8,994      8,977     95,273


6. Fund Reorganization

Effective April 11, 2005, Delaware Tax-Free Florida Insured Fund (the "Fund") acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Florida Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Tax-Free Florida Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of Delaware Tax-Free Florida Fund as of the close of business on April 8, 2005 were as follows:


                                                                     Accumulated
                                                 Net Unrealized     Net Realized
                                  Net Assets      Appreciation         Losses
                                 ___________     ______________     ____________

Delaware Tax-Free Florida Fund   $15,521,298        $648,070         $(515,360)*

*Includes prior capital loss carry forwards.

The net assets of the Fund prior to the Reorganization were $92,098,392. The combined net assets of the Funds after the reorganization were $107,619,690.

7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments(R)
Family of Funds (the "Participants"), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2006, or at any time during the year then ended.

8. Credit and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Delaware Tax-Free Florida Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.


                                                                 (continues)  31

Notes to financial statements


Delaware Tax-Free Florida Insured / Tax-Free New York Funds


8. Credit and Market Risks (continued)

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid assets. At August 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds' Liquidity Procedures.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

10. Tax Information (Unaudited)

The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2006, each Fund designates distributions paid during the year as follows:

                                                                (A)                 (B)              (C)
                                                             Long Term           Ordinary            Tax-
                                                           Capital Gains          Income             Exempt            Total
                                                           Distributions       Distributions      Distributions    Distributions
                                                            (Tax Basis)         (Tax Basis)        (Tax Basis)      (Tax Basis)
                                                           _____________       _____________      _____________     ____________

Delaware Tax-Free Florida Insured Fund                           -                   -                100%              100%
Delaware Tax-Free New York Fund                                  -                   -                100%              100%

(A), (B), and (C) are based on a percentage of each Fund's total distributions.


Report of independent
registered public accounting firm


To the Shareholders and Board of Trustees
Delaware Investments Municipal Trust - Delaware Tax-Free Florida Insured Fund Voyageur Mutual Funds - Delaware Tax-Free New York Fund

We have audited the accompanying statements of net assets and statements of assets and liabilities of Delaware Tax-Free Florida Insured Fund (the sole series of Delaware Investments Municipal Trust) and Delaware Tax-Free New York Fund (one of the series constituting Voyageur Mutual Funds) (the "Funds") as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Florida Insured Fund of Delaware Investments Municipal Trust and the Delaware Tax-Free New York Fund of Voyageur Mutual Funds at August 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                                           /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
October 11, 2006

Other Fund information


Delaware Tax-Free Florida Insured / Tax-Free New York Funds


Board Consideration of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund (each a "Fund" and collectively the "Funds"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared each Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent and Quality of Service. Consideration was given to the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Funds' investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Funds. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Funds was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that each Fund's performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for each Fund and the Board's view of such performance.

Board Consideration of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund Agreement (continued)

Delaware Tax-Free Florida Insured Fund - The Performance Universe for the Fund consisted of the Fund and all retail and institutional Florida insured municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three, five and 10 year periods was in the first quartile of such Performance Universe. The Board was satisfied with such performance.

Delaware Tax-Free New York Fund - The Performance Universe for the Fund consisted of the Fund and all retail and institutional New York municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three and five year periods was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the 10 year period was in the second quartile. The Board was satisfied with such performance.

Comparative Expenses. The Board considered expense data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of each Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, each Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. Each Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit each Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for each Fund and the Board's view of such expenses.

Delaware Tax-Free Florida Insured Fund - The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware Tax-Free New York Fund - The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Funds and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under each Fund's management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

Board of trustees/directors
and officers addendum


Delaware Investments(R) Family of Funds


A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.



                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
     Name,                                                                                      Complex Overseen    Directorships
    Address,             Position(s)           Length of             Principal Occupation(s)       by Trustee          Held by
 and Birth Date       Held with Fund(s)       Time Served              During Past 5 Years         or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________

Interested Trustees
____________________________________________________________________________________________________________________________________

 Patrick P. Coyne (1)     Chairman,      Chairman and Trustee      Patrick P. Coyne has served in      83                None
2005 Market Street        President,     since August 16, 2006      various executive capacities
 Philadelphia, PA      Chief Executive                                  at different times at
      19103             Officer, and          President and           Delaware Investments.(2)
                           Trustee       Chief Executive Officer
  April 14, 1963                          since August 1, 2006
____________________________________________________________________________________________________________________________________

Independent Trustees
____________________________________________________________________________________________________________________________________

Thomas L. Bennett          Trustee               Since                Private Investor -               83                None
2005 Market Street                             March 2005            (March 2004-Present)
 Philadelphia, PA
      19103                                                          Investment Manager -
                                                                     Morgan Stanley & Co.
 October 4, 1947                                                  (January 1984-March 2004)
____________________________________________________________________________________________________________________________________

   John A. Fry             Trustee               Since                    President -                  83              Director -
2005 Market Street                            January 2001        Franklin & Marshall College                      Community Health
 Philadelphia, PA                                                    (June 2002-Present)                                Systems
      19103
                                                                   Executive Vice President -                          Director -
   May 28, 1960                                                   University of Pennsylvania                         Allied Barton
                                                                    (April 1995-June 2002)                         Security Holdings
____________________________________________________________________________________________________________________________________

 Anthony D. Knerr          Trustee               Since           Founder and Managing Director -       83                None
2005 Market Street                             April 1990          Anthony Knerr & Associates
 Philadelphia, PA                                                    (Strategic Consulting)
      19103                                                              (1990-Present)

 December 7, 1938
____________________________________________________________________________________________________________________________________

Lucinda S. Landreth        Trustee               Since            Chief Investment Officer -           83                None
2005 Market Street                            March 2005                Assurant, Inc.
 Philadelphia, PA                                                        (Insurance)
      19103                                                              (2002-2004)

   June 24, 1947
____________________________________________________________________________________________________________________________________

   Ann R. Leven            Trustee               Since                      Owner -                    83            Director and
2005 Market Street                           September 1989             ARL Associates,                            Audit Committee
 Philadelphia, PA                                                 Strategic Financial Planning                    Chairperson - Andy
      19103                                                             Consulting Firm                           Warhol Foundation
                                                                        (1983-Present)
 November 1, 1940                                                                                                 Director and Audit
                                                                                                                  Committee Member -
                                                                                                                     Systemax, Inc.
____________________________________________________________________________________________________________________________________



                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
     Name,                                                                                      Complex Overseen    Directorships
    Address,             Position(s)           Length of             Principal Occupation(s)       by Trustee          Held by
 and Birth Date       Held with Fund(s)       Time Served              During Past 5 Years         or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________

Independent Trustees (continued)
____________________________________________________________________________________________________________________________________

Thomas F. Madison          Trustee               Since                 President and Chief             83             Director -
2005 Market Street                              May 1999               Executive Officer -                          Banner Health
 Philadelphia, PA                                                      MLM Partners, Inc.
      19103                                                        (Small Business Investing                          Director -
                                                                         and Consulting)                          CenterPoint Energy
February 25, 1936                                                    (January 1993-Present)
                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River, Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.
____________________________________________________________________________________________________________________________________

 Janet L. Yeomans          Trustee               Since                    Vice President               83                None
2005 Market Street                             April 1999             (January 2003-Present)
 Philadelphia, PA                                                         and Treasurer
      19103                                                           (January 2006-Present)
                                                                          3M Corporation
  July 31, 1948

                                                                       Ms. Yeomans has held
                                                                   various management positions
                                                                   at 3M Corporation since 1983.
____________________________________________________________________________________________________________________________________

J. Richard Zecher          Trustee               Since                        Founder -                83         Director and Audit
2005 Market Street                             March 2005               Investor Analytics                        Committee Member -
 Philadelphia, PA                                                        (Risk Management)                        Investor Analytics
      19103                                                             (May 1999-Present)
                                                                                                                  Director and Audit
  July 3, 1940                                                                Founder -                           Committee Member -
                                                                      Sutton Asset Management                        Oxigene, Inc.
                                                                           (Hedge Fund)
                                                                      (September 1998-Present)
____________________________________________________________________________________________________________________________________

Officers
____________________________________________________________________________________________________________________________________

Michael P. Bishof           Senior           Chief Financial      Michael P. Bishof has served in      83                None (3)
2005 Market Street      Vice President        Officer since        various executive capacities
 Philadelphia, PA            and              February 2005            at different times at
      19103             Chief Financial                                Delaware Investments.
                            Officer
August 18, 1962
____________________________________________________________________________________________________________________________________

 David F. Connor        Vice President,    Vice President since    David F. Connor has served as       83                None (3)
2005 Market Street      Deputy General      September 21, 2000       Vice President and Deputy
 Philadelphia, PA   Counsel, and Secretary     and Secretary             General Counsel of
      19103                                       since                 Delaware Investments
                                              October 2005                   since 2000.
 December 2, 1963
____________________________________________________________________________________________________________________________________

David P. O'Connor         Senior Vice     Senior Vice President,  David P. O'Connor has served in      83                None (3)
2005 Market Street        President,       General Counsel, and     various executive and legal
 Philadelphia, PA      General Counsel,    Chief Legal Officer     capacities at different times
      19103                and Chief              since               at Delaware Investments.
                         Legal Officer        October 2005
February 21, 1966
____________________________________________________________________________________________________________________________________

 John J. O'Connor    Senior Vice President      Treasurer          John J. O'Connor has served in      83                None (3)
2005 Market Street       and Treasurer            since             various executive capacities
 Philadelphia, PA                             February 2005             at different times at
      19103                                                            Delaware Investments.

  June 16, 1957
____________________________________________________________________________________________________________________________________

(1) Patrick P. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') investment advisor.

(2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s')
    investment advisor, principal underwriter, and its transfer agent.

(3) Michael P. Bishof, David F. Connor, David P. O'Connor, and John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
    John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.


The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees


Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Strategic Financial Planning
Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers


Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information


Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com



Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended
June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.


Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE INVESTMENTS LOGO]










(914)                                                         Printed in the USA
AR-FLNY [8/06] CGI 10/06                                    MF-06-09-023 PO11256

Item 2.  Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

     The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

     Thomas L. Bennett (1)
     Thomas F. Madison
     Janet L. Yeomans (1)
     J. Richard Zecher

Item 4.  Principal Accountant Fees and Services

     (a) Audit fees.
         __________

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $12,100 for the fiscal year ended August 31, 2006.




_______________________
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $39,000 for the fiscal year ended August 31, 2005.

     (b) Audit-related fees.
         __________________

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2006.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $28,300 for the registrant's fiscal year ended August 31, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.


     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2005.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,875 for the registrant's fiscal year ended August 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant.

     (c) Tax fees.
         ________

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $9,200 for the fiscal year ended August 31, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended August 31, 2006.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $7,700 for the fiscal year ended August 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended August 31, 2005.

     (d) All other fees.
         ______________

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended August 31, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended August 31, 2006.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended August 31, 2005.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended August 31, 2005.

     (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

Audit Services
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

Statutory audits or financial audits for new Funds                                 up to $25,000 per Fund
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

Services associated with SEC registration statements (e.g., Form N-1A, Form
N-14, etc.), periodic reports and other documents filed with the SEC or other
documents issued in connection with securities offerings (e.g., comfort letters    up to $10,000 per Fund
for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit-related services" rather than "audit services")
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

Audit-Related Services
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit services" rather than "audit-related services")
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

Tax Services
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

U.S. federal, state and local and international tax planning and advice (e.g.,
consulting on statutory, regulatory or administrative developments, evaluation     up to $25,000 in the aggregate
of Funds' tax compliance function, etc.)
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

U.S. federal, state and local tax compliance (e.g., excise distribution reviews,   up to $5,000 per Fund
etc.)
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

Review of federal, state, local and international income, franchise and other      up to $5,000 per Fund
tax returns
______________________________________________________________________________________________________________________

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

Non-Audit Services
______________________________________________________________________________________________________________________

______________________________________________________________________________________________________________________

Services associated with periodic reports and other documents filed with the SEC and   up to $10,000 in the aggregate
assistance in responding to SEC comment letters
______________________________________________________________________________________________________________________

     The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $263,020 and $212,935 for the registrant's fiscal years ended August 31, 2006 and August 31, 2005, respectively.

     (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


Name of Registrant: Delaware Investments Municipal Trust


PATRICK P. COYNE
________________________________

By:      Patrick P. Coyne
Title:   Chief Executive Officer
Date:    November 6, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
________________________________

By:      Patrick P. Coyne
Title:   Chief Executive Officer
Date:    November 6, 2006


RICHARD SALUS
________________________________

By:      Richard Salus
Title:   Chief Financial Officer
Date:    November 6, 2006